Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Ordinary shares	Paid-in capital	Additional paid-in Capital	Appropriated retained earnings	Unappropriated retained earnings	Accumulated other comprehensive income
Balance at Sep. 30, 2014	$ 20,376	$ 14		$ 22,233	$ 1,615	$ (7,649)	$ 4,163
Balance, shares at Sep. 30, 2014		1,405,000
Net income for the year	1,027					1,027
Foreign currency translation loss	(686)						(686)
Balance at Sep. 30, 2015	20,717	$ 14		22,233	1,615	(6,622)	3,477
Balance, shares at Sep. 30, 2015		1,405,000
Net income for the year	(605)					(605)
Appropriated retained earnings	445				445
Foreign currency translation loss	(867)						(867)
Balance at Sep. 30, 2016	19,690	$ 14		22,233	2,060	(7,227)	2,610
Balance, shares at Sep. 30, 2016		1,405,000
Net income for the year	(644)					(644)
Appropriated retained earnings	425				425
Foreign currency translation loss	48						48
Balance at Sep. 30, 2017	$ 19,519	$ 14		$ 22,233	$ 2,485	$ (7,871)	$ 2,658
Balance, shares at Sep. 30, 2017		1,405,000